Annual Total Returns[BarChart] - PIMCO 15 Plus Year US TIPS Index Exchange-Traded Fund - PIMCO 15 Plus Year US TIPS Index Exchange-Traded Fund	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	25.36%	11.81%	(19.55%)	19.32%	(8.73%)	9.51%	9.44%	(7.40%)	17.29%	25.19%